Taxes - Deferred tax related to OCI (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	$ (16,010)	$ (13,575)	$ (10,657)	$ (9,720)
Other comprehensive income [member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	33	(596)
Other comprehensive income [member] | Remeasurements of the net defined benefit liability [member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	(762)	(560)
Other comprehensive income [member] | Valuation of the effective portion of derivative financial instrument [member]
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net	$ 795	$ (36)